Condensed Financial Information of the Parent Company (Tables)	12 Months Ended
Sep. 30, 2025
Condensed Financial Information of the Parent Company [Abstract]
Condensed Balance Sheets
	As of September 30,
	2025	2024
	US$	US$
Assets
Current assets
Cash	—	250,728
Deferred offering costs	—	—
Amount due from subsidiaries	7,696,555	6,091,355
Prepaid expenses and other current asset, net	412,000	1,487,778
Loan to third party	8,700,000	160,000
Interest receivable from loan to third party	794,379	—
Amount due from Related parties	799,917	—
Total current assets	18,402,851	7,989,861
Total assets	18,402,851	7,989,861

Liabilities
Current liabilities
Convertible notes	2,008,405	964,865
Interest payable of convertible notes	58,333	—
Amounts due to related parties	—	212
Total current liabilities	2,066,738	965,077
Total liabilities	2,066,738	965,077

Shareholders’ equity
Class A ordinary shares (par value of US$0.0025 per share; 998,000,000 ordinary shares authorized, 10,662,522 and 2,150,000 ordinary shares issued and outstanding as of September 30, 2025 and 2024, respectively) *	26,656	5,375
Class B ordinary shares (par value of US$0.0025 per share; 1,000,000 ordinary shares authorized, 1,000,000 and nil ordinary shares issued and outstanding as of September 30, 2025 and 2024, respectively) *	2,500	—
Additional paid in capital	21,238,987	5,591,596
Treasury Shares	(1,250)
Statutory reserve	11,348	11,348
Retained earnings	(5,754,888)	1,613,217
Derivative Liability – Embedded Conversion Option	887,231	—
Accumulated other comprehensive (loss)	(74,471)	(196,752)
Total shareholders’ equity	16,336,113	7,024,784
Total liabilities and shareholders’ equity	$18,402,851	$7,989,861

Condensed Statements of Operations and Comprehensive Loss
	For the years ended
	September 30,
	2025	2024	2023
	US$	US$	US$

Income/(loss) before income taxes	(6,965,324)	150,344	(716,678)
Income tax (provision)/benefit	(402,781)	(589,680)	63,950
Net loss	(7,368,105)	(439,336)	(652,728)
Other comprehensive loss:
Foreign currency translation difference	122,281	(74,851)	(15,524)
Total comprehensive loss	(7,245,824)	(514,187)	(668,252)

Condensed Statements of Cash Flows
	For the years ended
	September 30,
	2025	2024	2023
	US$	US$	US$
Cash flows from operating activities:
Net (loss)/income	(7,368,105)	(439,336)	(652,728)
Adjustments to reconcile net (loss)/income to net cash provided by operating activities:
Equity in (income)/loss of subsidiaries	2,916,069	(129,598)	652,792
Interests for Convertible notes	3,140,934	—	—
Interests from loan to third party	(794,379)	—	—
Amount due from Related parties	687,861	—	—
Fair Value Change in Derivative Liability	16,202	—	—
Stock-Based Compensation	1,209,000	—	—
Prepaid expenses and other current asset, net	(412,000)	(1,487,778)	—
Net cash (used in)/provided by operating activities	(604,418)	(2,056,712)	64
Loan to third party	(8,540,000)	(160,000)	—
Net cash provided by investing activities	(8,540,000)	(160,000)	—
Loan to subsidiaries	(1,605,200)	(3,888,998)	—
Proceeds from issuance of Class A ordinary shares upon the completion of IPO	—	5,356,417	—
Proceeds from issuance of Class A ordinary shares	1,812,430	—	—
Proceeds from Convertible notes issued in September 2024	8,686,460	999,957	—
Net cash provided by financing activities	8,893,690	2,467,376	—
Net increase/decrease in cash	(250,728)	250,664	64
Cash at beginning of year	250,728	64	—
Cash at end of year	—	250,728	64